CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY / (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Notes Receivable From Stockholders [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
BALANCES, beginning period at Jun. 30, 2009	[1]	$ (3,493)	$ 22	$ 323,550	$ (76)	$ (506)	$ (326,483)
BALANCES, beginning period, Shares at Jun. 30, 2009	[1]		22,213,000
Interest on stockholder notes		(3)			(3)
Exercise of stock options		14		14
Exercise of stock options, shares			21,000
Repurchase of common stock		(108)		(108)
Repurchase of common stock, shares			(108,000)
Stock-based compensation		244		244
Comprehensive income (loss):
Net income (loss)	[1]	(85)					(85)
Foreign currency translation adjustments		(90)				(90)
BALANCES, ending period at Jun. 30, 2010	[1]	(3,521)	22	323,700	(79)	(596)	(326,568)
BALANCES, ending period, Shares at Jun. 30, 2010	[1]		22,126,000
Interest on stockholder notes		(3)			(3)
Exercise of stock options		771		771
Exercise of stock options, shares			931,000
Issuance of common stock due to exercise of warrants		1,158	2	1,156
Issuance of common stock due to exercise of warrants, shares			1,218,000
Repurchase of common stock		(276)		(276)
Repurchase of common stock, shares			(213,000)
Stock-based compensation		218		218
Comprehensive income (loss):
Net income (loss)	[1]	8,372					8,372
Foreign currency translation adjustments		(204)				(204)
BALANCES, ending period at Jun. 30, 2011	[1]	6,515	24	325,569	(82)	(800)	(318,196)
BALANCES, ending period, Shares at Jun. 30, 2011	[1]		24,062,000
Interest on stockholder notes		(3)			(3)
Exercise of stock options		317		317
Exercise of stock options, shares			185,000
Issuance of common stock due to exercise of warrants, shares			238,000
Stock-based compensation		856		856
Comprehensive income (loss):
Net income (loss)	[1]	(3,822)					(3,822)
Foreign currency translation adjustments		(195)				(195)
Cumulative translation adjustment from liquidation of Singapore subsidiary		245				245
BALANCES, ending period at Jun. 30, 2012	[1]	$ 3,913	$ 24	$ 326,742	$ (85)	$ (750)	$ (322,018)
BALANCES, ending period, Shares at Jun. 30, 2012	[1]		24,485,000

[1]	As Adjusted, see Note 1.